                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                  PREFERENCE PLUS SELECT (R) VARIABLE ANNUITY
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                     SUPPLEMENT DATED FEBRUARY 26, 2007 TO
               PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

Effective for Contracts for which we receive applications and initial purchase payments (or, for Contracts being purchased pursuant to an exchange under Section 1035 of the Internal Revenue Code, applications and transfer paperwork) on or after February 26, 2007, this supplement revises certain information about Version III of the Guaranteed Minimum Income Benefit ("Predictor Plus"), which may be added by rider in states where approved to Preference Plus Select Variable Annuity Contracts issued by Metropolitan Life Insurance Company. This supplement also revises certain disclosure in the Prospectus regarding the addition of the guaranteed minimum income benefit, guaranteed minimum accumulation benefit or a guaranteed withdrawal benefit for certain decedent contracts.

This supplement provides information in addition to that contained in the Prospectus dated May 1, 2006, (as supplemented) for the Contract. It should be read in its entirety and kept together with your Prospectus for a future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

I.  VERSION III OF THE GUARANTEED MINIMUM INCOME BENEFIT

     . For Contracts for which we receive applications and initial purchase payments (or, for Contracts being purchased pursuant to an exchange under Section 1035 of the Internal Revenue Code, applications and transfer paperwork) on or after February 26, 2007, Version III of the Guaranteed Minimum Income Benefit is as described in the Prospectus as revised by this supplement.

     . For Contracts for which we receive applications and initial purchase payments (or, for Contracts being purchased pursuant to an exchange as noted above, applications and transfer paperwork), prior to February 26, 2007, Version III of the Guaranteed Minimum Income Benefit is as described in the Prospectus without giving effect to this supplement.

     DESCRIPTION OF VERSION III OF THE GUARANTEED MINIMUM INCOME BENEFIT
                             ("PREDICTOR PLUS")

Effective February 26, 2007, the Prospectus for the Contracts is revised as follows:

1.  TABLE OF EXPENSES

     a. Replace the Optional Guaranteed Minimum Income Benefit, Version III charge on page 9 with the following:

         Optional Guaranteed Minimum   Maximum Guaranteed Charge: 1.50%
         Income Benefit(7) Version III Current Charge: 0.80%

     b. Insert the following as the last sentence prior to the parenthetical in footnote 7 on page 10.

        Different Separate Account charges for Version III of the Guaranteed Minimum Income Benefit were in effect prior to February 26, 2007.

     c. In the "Examples" subsection on pages 16-19, Examples 1 through 8 are replaced with the following:

        Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the B Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit; and

     . you fully surrender your Contract, with applicable withdrawal charges deducted.

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum              $1,523                     $2,971                     $4,349                     $7,687

  Minimum              $1,132                     $1,870                     $2,636                     $4,870

        Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the B Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit: and

     . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum               $823                      $2,431                     $3,989                     $7,687

  Minimum               $432                      $1,330                     $2,276                     $4,870

        Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     .   there was no allocation to the Fixed Account;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the Bonus Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit; and

     . you fully surrender your Contract, with applicable withdrawal charges deducted.

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum              $1,785                     $3,322                     $4,792                     $8,109

  Minimum              $1,384                     $2,203                     $3,066                     $5,339

        Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     .   there was no allocation to the Fixed Account;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the Bonus Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit; and

     . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum               $885                      $2,602                     $4,252                     $8,109

  Minimum               $484                      $1,483                     $2,526                     $5,339

        Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the C Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit; and

     . you surrender your Contract (although no withdrawal charges apply to the C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum               $859                      $2,527                     $4,131                     $7,890

  Minimum               $469                      $1,439                     $2,453                     $5,193

        Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the C Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit; and

     . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum               $859                      $2,527                     $4,131                     $7,890

  Minimum               $469                      $1,439                     $2,453                     $5,193

        Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the L Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;
     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit; and

     . you fully surrender your Contract with applicable withdrawal charges deducted.

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum              $1,544                     $2,938                     $4,074                     $7,809

  Minimum              $1,154                     $1,845                     $2,381                     $5,063

        Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

   Assumptions:

     .   reimbursement and/or waiver of expenses was not in effect;

     . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     . you bear the minimum or maximum fees and expenses of any of the Portfolios;

     . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);

     .   you select the L Class;

     .   the underlying Portfolio earns a 5% annual return;

     . you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

     . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     .   you select the Earnings Preservation Benefit; and

     . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                       1 year                     3 years                    5 years                   10 years
-------------------------------------------------------------------------------------------------------------------------

  Maximum               $844                      $2,488                     $4,074                     $7,809

  Minimum               $454                      $1,395                     $2,381                     $5,063

2.  CHARGES

Replace the second sentence in the "Guaranteed Minimum Income Benefit" section on page 50 with the following:

Version III of the Guaranteed Minimum Income Benefit, if approved in your state, is available for an additional charge of 0.80% of the guaranteed minimum income base, deducted at the end of each Contract Year in the same manner. For Contracts issued prior to February 26, 2007, the charge for this benefit is 0.75% of the guaranteed minimum income base.

For Version I and Version II of the Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge is reduced to 0.45% of the guaranteed minimum income base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

3.  VERSION III OF THE GUARANTEED MINIMUM INCOME BENEFIT

 a. In the "Guaranteed Minimum Income Benefit" section of "Optional Benefits," on page 64, the following sentence is inserted after the fourth sentence:

    For Contracts issued prior to February 26, 2007, we offered a variation of Version III of the Guaranteed Minimum Income Benefit which is no longer available, as described below.

 b. The following two paragraphs replace the first paragraph in the Version III section of the "Guaranteed Minimum Income Benefit" on page 74:

    NOTE: For Contracts issued prior to February 26, 2007, we offered a variation of Version III that is no longer available. The prior variation differs with respect to the calculation of the annual increase amount and the applicable charge. These differences are described below as applicable.

    The new variation of Version III is identical to Version II, described above, with the following differences: (1) for purposes of calculating the annual increase amount, (a) the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85/th/ birthday (5% per year for Contracts issued prior to February 26, 2007), and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph 1 of "Version II of the guaranteed minimum income base" on page 68 above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 6% of the annual increase amount on the issue date or on the prior Contract Anniversary after the first Contract Year (5% per year for Contracts issued prior to February 26, 2007); (2) you may exercise a "Guaranteed Principal Option," in which case you will receive an additional amount to be added to the Account Balance in lieu of taking Guaranteed Minimum Income Benefit income payments; (3) you may be permitted to periodically reset the annual increase amount; (4) you are limited to allocating your Account Balance to certain investment choices and you may not participate in the Enhanced Dollar Cost Averaging Program; (5) the termination provisions are expanded; and (6) the additional charge for the Version III is 0.80% (0.75% for Contracts issued prior to February 26, 2007 and 0.50% for Version I of the Guaranteed Minimum Income Benefit ("Predictor")) of the income base (with a maximum charge of 1.50% of the guaranteed minimum income base applicable upon the exercise of the Optional Reset feature). A description of some of these features follows.

 c. The entire "Optional Reset" section of the "Version III" section on page 76 is replaced with the following:

    OPTIONAL RESET (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 27, 2006). On each Contract Anniversary as permitted, you may elect to reset the annual increase amount to the Account Balance. Such a reset may be beneficial if your Account Balance has grown at a rate above the 6% accumulation rate (5% for Contracts issued prior to February 26, 2007) on the annual increase amount. However, resetting the annual increase amount will increase your waiting period for exercising Version III of the Guaranteed Minimum Income Benefit by restarting the waiting period, and the charge will be reset to the fee we charge new Contract purchasers for the same version of this benefit at that time. An Optional Reset is permitted only if: (1) the Account Balance exceeds the annual increase amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

    You may elect either 1) a one-time Optional Reset at any Contract Anniversary provided the above requirements are met, or 2) Optional Resets to occur automatically ("Optional Automatic Resets"). If you elect Optional Automatic Resets, on any Contract Anniversary while this election is in effect, the annual increase amount will reset to the

    Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Optional Automatic Reset. You may discontinue this election at any time by notifying us in writing (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Optional Automatic Resets to continue. If you discontinue or do not re-elect the Optional Automatic Resets, no Optional Reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above.

    We must receive your request to exercise the Optional Reset in writing (or any other method acceptable to us). We must receive your request prior to the Contract Anniversary for an Optional Reset to occur on that Contract Anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of Contract. We are waiving this right with respect to purchasers of the Contract offered by this Prospectus who elect or have elected Version III of the Guaranteed Minimum Income Benefit and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of Contract.

The Optional Reset will:

     (1)reset the annual increase amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Reset election;

     (2)reset the waiting period to the tenth Contract Anniversary following the date the Optional Reset took effect; and

     (3)reset the charge to the then current level we charge for the same Version III of this benefit at the time of the reset, up to the maximum optional reset fee rate (not to exceed 1.50%).

    On the date of the reset, the Account Balance on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the annual increase amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the reset.

    OPTIONAL RESET (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 27, 2006). If your Contract was issued prior to February 27, 2006, you may elect an Optional Reset as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the automatic reset feature is not available.

4.  REPLACE THE EXAMPLES FOR THE OPTIONAL RESET ON PAGES 78-81 WITH THE
    FOLLOWING:

(A) THE OPTIONAL RESET -- VERSION III OF THE GUARANTEED MINIMUM INCOME BENEFIT (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 26, 2007)

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Compounding Component of the Income Base increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your Contract prior to February 27, 2006, you may elect an Optional Reset on any Contract Anniversary on or after the third Contract Anniversary and may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)

The effect of the Optional Reset election is:

     (1)The 5% Compounding Component of the Income Base resets from $105,000 to $110,000;

     (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

     (3)The charge is reset to the fee we charge new contract owners at that time;

     (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary: and

     (5)The 5% Compounding Component of the Income Base increases to $115,500 on the fourth anniversary ($130,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the Account Balance is less than the 5% Compounding Component of the Income Base.

(B) THE OPTIONAL RESET: OPTIONAL AUTOMATIC RESET (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 26, 2007) VERSION III OF THE GUARANTEED MINIMUM INCOME BENEFIT

Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Compounding Component of the Income Base increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Optional Automatic Reset feature prior to the first Contract Anniversary. Because your Account Balance is higher than your 6% Compounding Component of the Income Base, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

 (1)The 6% Compounding Component of the Income Base automatically resets from $106,000 to $110,000;

 (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

 (3)The charge is reset to the fee we charge new contract owners at that time;
    and

 (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The 6% Compounding Component of the Income Base increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Optional Automatic Reset feature. Because your Account Balance is higher than your 6% Compounding Component of the Income Base, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

 (1)The 6% Compounding Component of the Income Base automatically resets from $116,600 to $120,000;

 (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

 (3)The charge is reset to the fee we charge new contract owners at that time;
    and

 (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the 6% Compounding Component of the Income Base and an Optional Reset would automatically occur (provided you had not discontinued the Optional Automatic Reset feature, and other requirements were met).

The effect of each Optional Reset is:

 (1)The 6% Compounding Component of the Income Base automatically resets to the higher Account Balance;

 (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;

 (3)The charge is reset to the fee we charge new contract owners at that time;
    and

 (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Reset election expires. Assume you do not make a new election of the Optional Automatic Reset. The 6% Compounding Component of the Income Base increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your Account Balance is lower than your 6% Compounding Component of the Income Base. However, because the Optional Reset has locked-in previous gains, the 6% Compounding Component of the Income Base remains at $180,200 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 85th birthday. Also, please note:

 (1)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);

 (2)The charge remains at its current level; and

 (3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                            [GRAPHIC APPEARS HERE]

5. DELETE THE LAST TWO PARAGRAPHS AT THE BOTTOM OF PAGE 66, THE FIRST PARAGRAPH AT THE TOP OF PAGE 67, THE LAST TWO PARAGRAPHS ON PAGE 70, THE FIRST PARAGRAPH ON PAGE 71 AND THE THIRD AND FOURTH PARAGRAPHS ON PAGE 77 AND REPLACE WITH THE FOLLOWING:

Guaranteed Minimum Income Benefit, Qualified Contracts and Decedent Contracts

The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified Contract, such as an IRA in circumstances where the owner is planning to exercise the benefit on a date later than the beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract will have the effect of reducing the guaranteed minimum income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the Guaranteed Minimum Income Benefit. You should consult your tax adviser prior to electing a Guaranteed Minimum Income Benefit.

Additionally, the Guaranteed Minimum Income Benefit is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such Contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

6. SUBSTITUTE THE FOLLOWING AS THE SECOND PARAGRAPH ON PAGES 85 AND 99 AND INSERT AFTER "CANCELLATION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT" ON PAGE 91:

In the event the Lifetime Withdrawal Guarantee Benefit is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee Benefit. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the

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

calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee Benefit is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.

Note that the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit and Lifetime Withdrawal Guarantee Benefit are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

7. ADD AS A NEW PARAGRAPH AT THE END OF PAGE 107 FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT:

Note that the GMAB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                1600 Division Road     Telephone: (800) 638-7732
                West Warwick, RI 02393

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